Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Securities - 19.6%
ACM Auto Trust, 3.2300%, 4/20/29 (144A) $ 122,469 $ 121,818
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) 172,503 171,960
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 449,101
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 257,382 239,838
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 42,418 41,679
FREED ABS Trust, 0.6200%, 11/20/28 (144A) 57,852 57,701
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 250,000 245,545
FREED ABS Trust, 3.0300%, 5/18/29 (144A) 137,102 135,920
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 885,746 771,471
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 223,791 190,029
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,375 119,171
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 315,563 303,469
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 91,122 89,947
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 45,973 45,015
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 163,920 160,571
LL ABS Trust, 3.7600%, 11/15/29 (144A) 169,363 165,997
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 436,108 381,948
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 436,108 370,640
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 163,286 159,713
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 247,854 222,061
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 90,866 86,650
PRET LLC, 2.4871%, 10/25/51 (144A)
‡
326,806 306,314
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 916,626 797,622
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 245,095 211,434
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 1,251,874 1,222,223
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 158,926 158,138
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 250,647 241,011
Total Asset-Backed Securities (cost $8,080,184) 7,466,986
Corporate Bonds - 22.9%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 266,109
Communications - 0.4%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 57,709
FactSet Research Systems, Inc., 3.4500%, 3/1/32 89,000 80,687
138,396
Consumer, Cyclical - 2.0%
General Motors Financial Co., Inc., 2.7000%, 8/20/27 122,000 109,979
Hasbro, Inc., 5.1000%, 5/15/44 128,000 119,185
Home Depot, Inc. (The), 2.8750%, 4/15/27 30,000 29,719
Home Depot, Inc. (The), 3.2500%, 4/15/32 50,000 48,722
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 217,000 196,928
Lowe's Cos., Inc., 3.7500%, 4/1/32 37,000 35,909
Lowe's Cos., Inc., 4.2500%, 4/1/52 99,000 89,610
Marriott International, Inc., 4.0000%, 4/15/28 50,000 48,544
Marriott International, Inc., 3.5000%, 10/15/32 85,000 75,868
754,464
Consumer, Non-cyclical - 4.1%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 56,298
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 123,354
CSL Finance plc, 3.8500%, 4/27/27 (144A) 35,000 35,216
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 90,757
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A) 250,000 241,685
HCA, Inc., 4.1250%, 6/15/29 80,000 76,989
HCA, Inc., 3.5000%, 9/1/30 264,000 240,897

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HCA, Inc., 5.2500%, 6/15/49 $ 89,000 $ 83,549
Humana, Inc., 3.1250%, 8/15/29 51,000 47,633
Illumina, Inc., 2.5500%, 3/23/31 87,000 73,326
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 92,139
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 96,000 72,757
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 82,000 77,125
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 60,000 54,292
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 89,869
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 91,928
1,547,814
Financial - 12.6%
AerCap Ireland Capital DAC, 3.8750%, 1/23/28 178,000 164,269
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 119,827
American Express Co., 4.0500%, 5/3/29 225,000 227,185
Bank of America Corp., 5.2000%, 6/1/23
μ
340,000 325,795
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 137,701
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 68,576
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 221,468
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
250,000 213,961
Boston Properties LP, 4.5000%, 12/1/28 168,000 167,648
Boston Properties LP, 2.5500%, 4/1/32 163,000 134,807
Brown & Brown, Inc., 4.9500%, 3/17/52 75,000 68,533
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
112,000 94,780
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 123,562
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A) 210,000 188,918
Corebridge Financial, Inc., 3.8500%, 4/5/29 (144A) 37,000 35,150
Digital Realty Trust LP, 4.4500%, 7/15/28 66,000 65,553
Equinix, Inc., 1.5500%, 3/15/28 122,000 106,198
Equinix, Inc., 2.5000%, 5/15/31 108,000 92,589
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
760,000 679,108
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
114,000 101,072
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
171,000 152,860
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 170,796
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 180,896
Morgan Stanley, 3.9500%, 4/23/27 145,000 143,117
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
322,000 287,617
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
155,000 125,402
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 194,571
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 78,260
Toronto-Dominion Bank (The), 4.4560%, 6/8/32 143,000 145,787
4,816,006
Industrial - 0.4%
Trimble, Inc., 4.9000%, 6/15/28 117,000 117,558
Xylem, Inc., 4.3750%, 11/1/46 50,000 46,315
163,873
Technology - 1.3%
Advanced Micro Devices, Inc., 3.9240%, 6/1/32 89,000 90,536
Broadcom Corp., 3.8750%, 1/15/27 86,000 85,103
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 71,742
Oracle Corp., 2.8750%, 3/25/31 42,000 36,197

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Oracle Corp., 3.9500%, 3/25/51 $ 64,000 $ 49,569
VMware, Inc., 4.7000%, 5/15/30 46,000 45,140
VMware, Inc., 2.2000%, 8/15/31 8,000 6,498
Workday, Inc., 3.5000%, 4/1/27 36,000 35,349
Workday, Inc., 3.7000%, 4/1/29 27,000 26,049
Workday, Inc., 3.8000%, 4/1/32 42,000 40,082
486,265
Utilities - 1.4%
AES Corp. (The), 1.3750%, 1/15/26 120,000 108,368
AES Corp. (The), 2.4500%, 1/15/31 80,000 67,621
Dominion Energy, Inc., 2.2500%, 8/15/31 127,000 109,309
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 96,000 86,038
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
82,000 68,030
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 76,690
516,056
Total Corporate Bonds (cost $9,831,958) 8,688,983
Mortgage-Backed Securities - 46.9%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
86,012 81,476
2.2500%, 9/27/60 (144A)
Ç
25,395 25,236
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
27,112 26,415
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
2,471 2,471
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 2.6992%, 9/15/36 (144A)
‡
1,000,000 957,472
ICE LIBOR USD 1 Month + 1.6500%, 3.6492%, 9/15/36 (144A)
‡
250,000 236,425
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 240,551
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
5,212 5,124
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 6.4090%, 8/25/31 (144A)
‡
500,000 495,505
SOFR30A + 1.0000%, 2.5142%, 12/25/41 (144A)
‡
494,733 481,763
SOFR30A + 1.2000%, 2.7142%, 1/25/42 (144A)
‡
560,167 549,706
SOFR30A + 2.0000%, 3.5142%, 3/25/42 (144A)
‡
137,896 136,444
SOFR30A + 2.1000%, 3.6142%, 3/25/42 (144A)
‡
165,025 163,537
FHLMC
3.5000%, 7/1/42 60,380 60,970
3.0000%, 2/1/43 1,117 1,100
3.5000%, 2/1/44 311,193 314,410
3.5000%, 1/1/47 328,122 331,634
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 2.8142%, 2/25/42 (144A)
‡
232,751 229,171
SOFR30A + 2.1000%, 3.6142%, 3/25/42 (144A)
‡
189,885 188,343
ICE LIBOR USD 1 Month + 2.9500%, 5.2090%, 11/25/49 (144A)
‡
250,000 240,449
FHLMC UMBS
3.5000%, 3/1/43 226 228
3.5000%, 6/1/43 23,667 23,872
3.0000%, 2/1/52 9,569 9,255
3.0000%, 2/1/52 12,579 12,159
3.5000%, 2/1/52 40,173 39,820
3.0000%, 3/1/52 17,842 17,253
3.5000%, 4/1/52 4,072 4,055
3.5000%, 4/1/52 4,862 4,842
3.5000%, 5/1/52 107,919 106,915

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.5000%, 6/1/52 $ 18,037 $ 18,023
4.0000%, 7/1/52 20,893 21,071
4.0000%, 8/1/52 23,851 24,095
FNMA
ICE LIBOR USD 1 Month + 6.0000%, 8.2590%, 9/25/28
‡
171,277 177,949
3.0000%, 2/1/43 10,275 10,125
3.0000%, 2/1/43 539,513 531,697
3.0000%, 3/1/43 130,206 128,301
4.0000%, 6/1/43 52,346 53,907
4.5000%, 6/1/45 5,819 6,072
3.0000%, 7/1/45 576,972 568,530
3.0000%, 9/1/46 263,664 259,844
3.0000%, 1/1/47 13,563 13,322
3.5000%, 8/1/56 45,300 45,664
3.0000%, 6/1/57 107,632 104,396
3.0000%, 9/1/57 186,542 180,934
3.0000%, 5/1/58 602,887 584,762
FNMA UMBS
3.0000%, 9/1/51 738,244 712,778
2.5000%, 3/1/52 607,872 569,556
2.5000%, 3/1/52 225,249 211,149
2.5000%, 3/1/52 132,806 124,352
3.0000%, 3/1/52 222,904 214,840
3.0000%, 3/1/52 47,162 45,578
3.5000%, 3/1/52 68,774 68,732
3.0000%, 4/1/52 39,861 38,540
3.0000%, 4/1/52 35,003 33,821
3.0000%, 4/1/52 124,860 120,319
3.5000%, 4/1/52 24,600 24,674
3.5000%, 4/1/52 7,217 7,187
3.5000%, 4/1/52 34,972 34,841
3.5000%, 4/1/52 19,438 19,357
3.5000%, 4/1/52 12,039 11,993
3.5000%, 4/1/52 5,611 5,588
3.5000%, 5/1/52 19,361 19,286
3.5000%, 6/1/52 137,124 135,737
3.5000%, 6/1/52 42,502 42,075
3.5000%, 6/1/52 58,917 59,202
4.0000%, 6/1/52 6,094 6,145
4.0000%, 6/1/52 21,733 21,919
3.5000%, 7/1/52 139,873 139,723
4.0000%, 7/1/52 9,287 9,366
4.5000%, 7/1/52 27,509 28,107
4.5000%, 8/1/52 110,131 112,439
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 339,422
2.5000%, TBA, 15 Year Maturity
(b)
420,646 409,601
3.0000%, TBA, 15 Year Maturity
(b)
547,502 543,645
3.5000%, TBA, 15 Year Maturity
(b)
455,414 458,784
FNMA/FHLMC UMBS, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
(b)
757,020 747,024
4.0000%, TBA, 30 Year Maturity
(b)
1,632,852 1,640,951
4.5000%, TBA, 30 Year Maturity
(b)
864,123 878,891

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA
3.0000%, 7/20/51 $ 86,416 $ 84,524
3.0000%, 8/20/51 366,536 358,409
2.5000%, TBA, 30 Year Maturity
(b)
183,400 173,523
3.0000%, TBA, 30 Year Maturity
(b)
32,516 31,659
3.5000%, TBA, 30 Year Maturity
(b)
230,577 229,510
4.0000%, TBA, 30 Year Maturity
(b)
193,300 195,305
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
38,130 36,521
JPMorgan Chase Commercial Mortgage Securities Trust , ICE LIBOR USD 1 Month
+ 0.7600% , 2.7590% , 6/15/38 (144A)
‡
500,000 479,153
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 1.8257% , 3/25/51 (144A)
‡
223,913 217,810
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 87,059
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
3.1590% , 1/25/48 (144A)
‡
134,759 132,441
SREIT Trust , ICE LIBOR USD 1 Month + 0.7308% , 2.7299% , 11/15/38 (144A)
‡
179,000 171,985
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
66,000 62,359
0.0000%, 8/25/46 (144A)
¤
41,000 38,554
Total Mortgage-Backed Securities (cost $18,335,741) 17,849,727
U.S. Treasury Notes/Bonds - 10.4%
0.3750%, 9/15/24 2,129,000 2,019,057
2.7500%, 4/30/27 800 801
3.2500%, 6/30/27 317,000 324,925
2.7500%, 7/31/27 633,000 634,582
2.8750%, 5/15/32 808,400 822,926
2.0000%, 11/15/41 25,000 20,410
2.3750%, 2/15/42 135,000 117,577
2.2500%, 2/15/52 34,000 28,672
Total U.S. Treasury Notes/Bonds (cost $4,051,626) 3,968,950
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New Residential Investment Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 66,570
Investment Companies - 15.2%
Money Market Funds - 15.2%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$5,769,606) 5,769,606 5,769,606
Total Investments (total cost $46,144,115 ) - 115.1% 43,810,822
Liabilities, net of Cash, Receivables and Other Assets - (15.1%) (5,754,080)
Net Assets - 100.0% $38,056,742
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 42,473,093 97.0%
United Kingdom 501,440 1.1
France 213,961 0.5
Australia 188,918 0.4
Ireland 164,269 0.4
Canada 145,787 0.3
Mexico 123,354 0.3
Total $ 43,810,822 100.0%

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2022

Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (7.5)%
Mortgage-Backed Securities - (7.5)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (2,943,260) $ (2,834,309)
Total Securities Sold Short (proceeds $2,748,729) $ (2,834,309)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,834,309) 100.0%
$– – %
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Note 1 9/21/22 $ 121,141 $ 1,147
U.S. Treasury 5 Year Note 20 9/30/22 2,274,531 41,685
U.S. Treasury Long Bond 11 9/21/22 1,584,000 33,503
U.S. Treasury Ultra Bond 24 9/21/22 3,799,500 44,538
Total - Futures Long 120,873
Futures Short:
U.S. Treasury 10 Year Ultra Bond 7 9/21/22 (918,750) (25,064)
U.S. Treasury 2 Year Note 17 9/30/22 (3,577,836) (8,206)
Total - Futures Short (33,270)
Total $87,603
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/27 $ 350,000 $ (6,127) $ 19,111 $ 12,984
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 7,300,000 (73,665) 111,520 37,855
CDX.NA.HY.38-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/27 350,000 (6,127) 18,099 11,972
CDX.NA.HY.38-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/27 700,000 (12,254) 2,692 (9,562)
CDX.NA.HY.38-V2, Fixed Rate of 5.00% Paid Quarterly 6/20/27 600,000 (10,504) 1,847 (8,657)
Total (108,677) 153,269 $44,592
Average ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2022
Futures contracts:
Average notional amount of contracts - long $10,420,712
Average notional amount of contracts - short 4,298,758
Credit default swaps:
Average notional amount - buy protection 6,861,111
Average notional amount - sell protection 105,556

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2022.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2022
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $14,010,205 which represents 36.8% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 7,466,986 $ —
Corporate Bonds — 8,688,983 —
Mortgage-Backed Securities — 17,849,727 —
U.S. Treasury Notes/Bonds — 3,968,950 —
Preferred Stock 66,570 — —
Investment Companies 5,769,606 — —
Total Investments in Securities $ 5,836,176 $ 37,974,646 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 62,811 $ —
Futures Contracts 120,873 — —
Total Other Financial Instruments $ 120,873 $ 62,811 $ —
Total Assets $ 5,957,049 $ 38,037,457 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,834,309 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 18,219 $ —
Futures Contracts 33,270 — —
Total Liabilities $ 33,270 $ 2,852,528 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70441 09-22